Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of net sales by geographical area
	Year ended December 31,
	2021	2020	2019
	(U.S. $ in thousands)
Americas (primarily the United States)	$388,323	$343,477	$415,862
EMEA	130,296	101,584	124,967
Asia Pacific	88,600	75,756	95,251
	$607,219	$520,817	$636,080

Schedule of property, plant and equipment by geographical location
	Year ended December 31,
	2021	2020
Americas (primarily the United States)	$46,456	$67,208
EMEA	162,576	147,132
Asia Pacific	8,914	8,190
	$217,946	$222,530